Equity (Details) - $ / shares					12 Months Ended
		Mar. 31, 2025	Feb. 19, 2025	Feb. 07, 2025	Jun. 30, 2025	Jun. 30, 2024
Equity [line items]
Shares authorized	[1]				250,000,000	250,000,000
Ordinary shares, par value (in Dollars per share)	[1]				$ 0.004	$ 0.004
Class A Ordinary Shares [Member]
Equity [line items]
Votes per share					one vote
Common stock, shares issued	[1]				506,600	390,037
Share issued		37,500
Purchase additional			10,313
Share price per share (in Dollars per share)		$ 4.9
Class B Ordinary Shares [Member]
Equity [line items]
Votes per share					fifteen votes
Common stock, shares issued	[1]				88,899	88,899
Class A and Class B Ordinary Shares [Member]
Equity [line items]
Shares authorized					250,000,000
IPO [Member]
Equity [line items]
Ordinary shares, par value (in Dollars per share)			$ 4.1		$ 4.1
IPO [Member] | Class A Ordinary Shares [Member]
Equity [line items]
Ordinary shares, par value (in Dollars per share)					$ 0.004
Share issued				68,750

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).